SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of the company are prepared in accordance with United States (U.S.) generally accepted accounting principles (U.S. GAAP).

(a)	Basis of consolidation

The consolidated financial statements include the accounts of the company and, from their respective dates of acquisition of control or formation, its wholly-owned subsidiaries and partnerships. In addition, the consolidated financial statements include the accounts of the company’s joint venture, Powell River Energy Inc. (PREI), a variable interest entity. All inter-company transactions and amounts have been eliminated on consolidation.

(b)	Variable interest entities

Variable interest entities (VIE) are entities in which equity investors do not have a controlling financial interest or the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by other parties. The company consolidates the accounts of VIEs where it has been determined that the company is the primary beneficiary, defined as the party that has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and has an obligation to absorb losses and receive benefits of that VIE.

(c)	Use of estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. On an ongoing basis, management reviews its estimates, including those related to inventory obsolescence, estimated useful lives of assets, environmental and legal liabilities, impairment of long-lived assets, derivative financial instruments, pension and post-retirement benefits, bad debt and doubtful accounts, income taxes, restructuring costs, and commitment and contingencies, based on currently available information.

The enterprise value that was established as of the valuation date of September 30, 2012 incorporated numerous major assumptions including, but not limited to, the following:

▪	management’s best estimate of future operating performance as of the valuation date,

▪	internal forecasts and external forecasts based on published reports of future exchange rates and product prices,

▪	a discount rate of 15% based on the estimated blended rate of return required by debt and equity investors of the company,

▪	the corporate income tax rate of approximately 25% represents an appropriate rate to apply to future earnings of the company, based on current and projected federal and provincial tax rates,

▪	a capital cost allowance (CCA) rate of 20% represents an appropriate depreciation rate to apply to capital assets in future periods,

Actual amounts could differ from estimates.

(d)	Revenue recognition

The company recognizes revenues upon shipment when persuasive evidence of an arrangement exists, prices are fixed or determinable, title of ownership has transferred to the customer and collection is reasonably assured. Sales are reported net of discounts, allowances and rebates.

(e)	Shipping and handling costs

The company classifies shipping and handling costs to Cost of sales, excluding depreciation and amortization as incurred.

(f)	Translation of foreign currencies

The majority of the company’s sales are denominated in foreign currencies, principally U.S. dollars (US$). Revenue and expense items denominated in foreign currencies are translated at exchange rates prevailing during the period. Monetary assets and liabilities denominated in foreign currencies are translated at the period-end exchange rates. Non-monetary assets and liabilities are translated at exchange rates in effect when the assets are acquired or the obligations are incurred. Foreign exchange gains and losses are reflected in net earnings (loss) for the period.

Up to September 30, 2012, the company had a foreign subsidiary that was considered to be self-contained and integrated within its foreign jurisdiction, and accordingly, used the U.S. dollar as its functional currency. Foreign exchange gains and losses arising from the translation of the foreign subsidiary’s accounts into Canadian dollars (CDN$) were reported as a component of other comprehensive income (loss), as discussed in note 23, Accumulated other comprehensive income (loss). Subsequent to the permanent closure of the Snowflake recycle mill operations on September 30, 2012, the company ceased to have a self-contained foreign operation and therefore no longer reports foreign exchange gains and losses as a component of other comprehensive income (loss).

(g)	Derivative financial instruments

The company uses derivative financial instruments in the management of foreign currency and price risk associated with its revenues, energy costs and long-term debt. It also uses interest rate swaps to manage its net exposure to interest rate changes.  The company’s policy is to use derivatives for managing existing financial exposures and not for trading or speculative purposes. The company accounts for its derivatives at fair value at each balance sheet date.

In a cash flow hedge, the changes in fair value of derivative financial instruments are recorded in Other comprehensive loss. These amounts are reclassified in the consolidated statement of earnings (loss) in the periods in which results are affected by the cash flows of the hedged item. Any hedge ineffectiveness is recorded in the consolidated statement of earnings (loss) when incurred. In a fair value hedge, hedging instruments are carried at fair value, with changes in fair value recognized in the consolidated statement of earnings (loss).  The changes in fair value of the hedged item attributable to the hedged risk is also recorded in the consolidated statement of earnings (loss) by way of a corresponding adjustment of the carrying amount of the hedged items recognized on the balance sheet. In hedges of the foreign currency exposure of net investments in foreign subsidiaries that are self-contained and integrated within a particular country, gains and losses on translation are deferred in a separate component of shareholders’ equity to be recognized in net earnings (loss) upon sale or upon complete or substantially complete liquidation of the net investment in the foreign subsidiary. Cash flows from derivative financial instruments are classified, in general, to “Operations” on the consolidated statement of cash flows consistent with the hedged transaction.  Cash flows resulting from termination of interest rate swaps are classified as “Investing activities.”

Effective April 1, 2010, the company no longer designates its U.S. dollar revenue risk management instruments as cash flow hedges for accounting purposes. The effective portion of gains or losses accumulated as at March 31, 2010 on its previously designated U.S. dollar revenue risk management instruments were recorded in the same income statement line items as the hedged item in Sales. Prior to April 1, 2010, the company designated the hedge relationship and formally documented, at its inception, the particular risk management objective and strategy, the specific asset, liability or cash flow being hedged, as well as how effectiveness was assessed.  Risk management strategies and relationships were assessed on an ongoing basis to ensure each derivative instrument was effective in accomplishing the objective of offsetting either changes in the fair value or cash flow attributable to the exposure being hedged both at inception and over the term of the hedging relationship.

Effective October 1, 2011, the company no longer designates the foreign currency revaluation of a portion of its long-term debt as a hedge against the foreign currency exposure arising on the net investment in its foreign subsidiary. As described in note 7, Measurement uncertainty – impairment of long-lived assets, certain assets of the foreign subsidiary were impaired on September 30, 2011. Subsequent to the recognition of this impairment, the revaluation of the company’s foreign currency denominated debt was no longer an effective hedge against the foreign exchange gains and losses that arose on the net investment in the company’s foreign subsidiary. Subsequent to the permanent closure of the Snowflake recycle mill operations on September 30, 2012 the company ceased to have a self-contained foreign operation.

(h)	Cash and cash equivalents

Cash and cash equivalents include cash and short-term investments with original maturities of less than three months when acquired and are presented at fair value.

(i)	Restricted cash

Restricted cash is segregated and presented separately in the balance sheet, classified as current or non-current based on the facts pertaining to the restricted cash, and is excluded from cash and cash equivalents in the statement of cash flows.

(j)	Inventories

Specialty printing papers, newsprint and pulp inventories are valued at the lower of three-month moving average cost or market. Wood chips, pulp logs and other raw materials are valued at the lower of cost or market. For raw materials to be used in the production of finished goods, market is determined on an as-converted-to-finished-goods basis. Work-in-progress and operating and maintenance supplies and spare parts inventories are valued at cost. Cost is defined as all costs that relate to bringing the inventory to its present condition and location under normal operating conditions and includes manufacturing costs, such as raw materials, labour and production overhead, and depreciation and amortization costs. In addition, cost includes freight costs to move inventory offsite.

(k)	Repairs and maintenance costs

Repairs and maintenance, including costs associated with planned major maintenance, are charged to Cost of sales, excluding depreciation and amortization as incurred.

(l)	Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization, including asset impairment charges. Interest costs for capital projects are capitalized. Buildings, machinery and equipment are generally amortized on a straight-line basis at rates that reflect estimates of the economic lives of the assets. The rates for major classes of assets based on the estimated remaining economic lives are:

Buildings	2.5% − 5.0%
Paper machinery and equipment	5.0% – 10.0%
Pulp machinery and equipment	5.0% – 10.0%

Effective December 31, 2011, the remaining useful lives of the company’s pulp machinery were revised from approximately 7 years to 11 years. The company concluded that, based on the physical condition of these assets, 11 years more fairly reflected the remaining useful lives of these assets and adopted these change in estimate prospectively.

No depreciation is charged on capital projects during the period of construction. Start-up costs incurred in achieving normal operating capacity on major capital projects are expensed as incurred.

Leasehold improvements are normally amortized over the lesser of their expected average service life and the term of the lease.

When property, plant and equipment are sold by the company, the historical cost less accumulated depreciation and amortization is netted against the sale proceeds and the difference is included in Other income (expense), net.

(m)	Assets Held For Sale and Discontinued Operations

Assets and liabilities that meet the held-for-sale criteria are reported separately from continuing operations in the consolidated balance sheet. Assets held for sale and liabilities associated with assets held for sale are reported separately under current assets and current liabilities, and are not offset and reported as a single amount in the consolidated balance sheet. Assets and liabilities are classified prospectively in the consolidated balance sheet as held for sale.

The results of discontinued operations, net of tax, are presented separately from the results of continuing operations in the consolidated statements of earnings (loss). Per share information and changes to other comprehensive income (loss) related to discontinued operations are presented separately from continuing operations. Cash flows from discontinued operations are not presented separately from cash flows from continuing operations in the consolidated statements of cash flows. All comparative periods are restated in the period that a component is classified as a discontinued operation.

(n)	Goodwill

Goodwill is measured at the amount that the company’s enterprise value exceeded the fair value of its identified assets and liabilities on the convenience date of September 30, 2012, that fresh start accounting was applied.

(o)	Government grants

Government grants are recognized at fair value when there is reasonable assurance that the company will comply with the conditions attached to them and that the grants will be received. Government grants related to additions or betterments to property, plant and equipment are recognized as credits against the carrying values of the related assets, and subsequently recognized in net earnings (loss) over the useful lives of the related assets as reductions to the resulting depreciation expense.

Government grants were awarded to the company by the Canadian Forest Service (CFS) to invest in specified capital upgrades to property, plant and equipment. These government grants, called Green Transformation Credits, were awarded in accordance with CFS’s Pulp and Paper Green Transformation Program.

(p)	Impairment of long-lived assets

Long-lived assets are tested for recoverability when events or changes in circumstances indicate their carrying value may not be recoverable. A long-lived asset is potentially not recoverable when its carrying value is greater than the sum of the undiscounted cash flows expected to result from its use and eventual disposition. The impairment loss, if any, is measured as the amount by which the long-lived asset’s carrying amount exceeds its fair value.

Goodwill will not be amortized in subsequent periods, but will be tested for impairment using a two-step impairment test at the reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. A company may first assess certain prescribed qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test.

(q)	Environmental costs

Environmental expenditures are expensed or capitalized depending upon their future economic benefit. Expenditures that prevent future environmental contamination are capitalized as part of Property, plant and equipment, and depreciation and amortization is subsequently charged to earnings over the estimated future benefit period of the assets. Expenditures that relate to an existing condition caused by past operations are expensed. Liabilities are recorded on a discounted basis when rehabilitation efforts are likely to occur and the costs can be reasonably estimated.

(r)	Asset retirement obligations

Asset retirement obligations are recognized at fair value in the period in which the company incurs a legal obligation associated with the retirement of an asset. The associated costs are capitalized as part of the carrying value of the related asset and amortized over its remaining useful life. The liability is accreted using a credit-adjusted risk-free interest rate.

The company’s obligations for the proper removal and disposal of asbestos products in its mills meet the definition of a conditional asset retirement obligation. That is, the company is subject to regulations that are in place to ensure that asbestos fibres do not become friable, or loose. The regulations require that friable asbestos be repaired or removed in accordance with the regulations.

The company’s asbestos can generally be found on steam and condensate piping systems throughout its facilities, as well as in transite cladding on buildings and in building insulation. As a result of the longevity of the company’s mills, due in part to the company’s maintenance procedures, and the fact that the company does not have plans for major changes that would require the removal of asbestos, the timing of the removal of asbestos in the company’s mills is indeterminate. As a result, the company is currently unable to estimate the fair value of its asbestos removal and disposal obligation.

The company’s obligations to cover (cap) the surface areas of the landfills that are in operation at its mill sites meet the definition of an asset retirement obligation. Capping will prevent future environmental contamination when the landfills are no longer in active use. The company presently has active landfills at its Crofton, Powell River and Elk Falls mill sites.

(s)	Deferred financing costs

Deferred costs related to the company’s long-term debt are included in Other assets and amortized over the legal life of the related liability. Financing costs associated with modifications of long-term debt are expensed as incurred. Financing costs associated with modifications to line-of-credit or revolving debt arrangements are deferred and amortized if the borrowing capacity of the new arrangement is greater than or equal to the borrowing capacity of the old arrangement and if the parties to the new arrangement are the same as the parties to the old arrangement. Borrowing capacity is defined as the product of the remaining term of the arrangement and the maximum available credit.

(t)	Stock-based compensation and other stock-based payments

Stock options and restricted share units granted to the company’s key officers, directors and employees are accounted for using the fair value-based method. Under this method, compensation cost is measured at fair value at the date of grant, and is expensed over the award’s vesting period. Any consideration paid by plan participants on the exercise of share options or the purchase of shares is credited to Common stock together with any related stock-based compensation expense. Performance and time based share-based payments are amortized over their vesting periods when it is probable that the performance conditions will be satisfied.

Deferred share units are accounted for using the quoted market value at each reporting period until settlement, and are amortized over their vesting periods.

(u)	Income taxes

Income taxes are accounted for using the asset and liability method. Deferred income tax assets and liabilities are based on temporary differences (differences between the accounting basis and the tax basis of the assets and liabilities) and non-capital loss carry-forwards and are measured using the enacted tax rates and laws expected to apply when these differences reverse. Future tax benefits, including non-capital loss carry-forwards, are recognized to the extent that realization of such benefits is considered more likely than not. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that enactment occurs.

(v)	Deferred credits

Deferred credits represent the excess of amounts assigned to deferred income tax assets for tax losses acquired in other than business combinations over the consideration paid. Deferred credits are amortized to Income tax recovery in the consolidated statement of earnings (loss) during the period that the acquired tax asset is utilized.

(w)	Employee future benefits

The company maintains pension benefit plans for all salaried employees, which include defined benefit and defined contribution segments. The company also sponsors other post-retirement benefit plans, covering health and dental benefits. The company recognizes assets or liabilities for the respective overfunded or underfunded statuses of its defined benefit pension plans and other post-retirement benefit plans on its consolidated balance sheet. Changes in the funding statuses that have not been recognized in the company’s net periodic benefit costs are reflected in Accumulated other comprehensive income (loss) in the company’s consolidated balance sheet. Net periodic benefit costs are recognized as employees render the services necessary to earn the pension and other post-retirement benefits.

The estimated cost for pensions and other employee future benefits provided to employees by the company is accrued using actuarial techniques and assumptions during the employees’ active years of service. The net periodic benefit cost includes:

-	the cost of benefits provided in exchange for employees’ services rendered during the year;

-	the interest cost of benefit obligations;

-	the expected long-term return on plan assets based on the fair value for all asset classes;

-	gains or losses on settlements or curtailments;

-	the straight-line amortization of prior service costs and plan amendments included in accumulated other comprehensive income (AOCI) over the expected average remaining service lifetime (EARSL) of employees who are active as of the date such costs are first recognized, unless all, or almost all, of the employees are no longer active, in which case such costs are amortized over the average remaining life expectancy of the former employees; and

-	the straight-line amortization of cumulative unrecognized net actuarial gains and losses in excess of 10% of the greater of the accrued benefit obligation and the fair value of plan assets at the beginning of the year over the EARSL of the active employees who are active as of the date such amounts are recognized, unless all, or almost all, of the employees are no longer active, in which case such costs are amortized over the average life expectancy of the former employees.

The defined benefit plan obligations are determined in accordance with the projected benefit method, prorated on services.

Amounts paid to the company’s defined contribution plans for salaried employees and to multi-employer industry-wide pension plans are expensed as incurred.

(x)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to the company for the period by the weighted average number of company common shares outstanding during the reporting period. Diluted earnings (loss) per share is computed using the treasury stock method. When the effect of options and other securities convertible into common shares is anti-dilutive, including when the company has incurred a loss for the period, basic and diluted loss per share are the same.

(y)	Comparative figures

Comparative figures disclosed in the consolidated financial statements have been reclassified to conform to the presentation adopted for the current year.